FINANCIAL INSTRUMENT RISK - Credit Risk (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
FINANCIAL INSTRUMENT RISK
GST receivable			$ 11,430	$ 3,133
Credit risk [member]
FINANCIAL INSTRUMENT RISK
Primary exposure to credit risk, cash	$ 12,279,702	$ 1,094,550	1,387,670	2,421,796
GST receivable			$ 11,430	$ 3,133